FINANCIAL INSTRUMENTS - Not Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Long-Term Debt
Carrying amount of long-term debt	$ 39,837	$ 34,655
Fair value of long-term debt	$ 42,264	$ 36,838